UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22475

Excelsior Private Markets Fund II (TI), LLC
(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President
Excelsior Private Markets Fund II (TI), LLC
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Excelsior Private Markets Fund II (TI), LLC (the “Fund”) invests substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at December 31, 2016, was 40.18%. The Fund has included the Company’s schedule of investments as of December 31, 2016, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2017.

Excelsior Private Markets Fund II (Master), LLC
Schedule of Investments
December 31, 2016 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (57.17%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 11/2016	North America	$8,749,905
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	3,190,119
Apax VIII - B, L.P.	Primary	6/2013 - 12/2016	Europe	4,519,243
BC European Capital IX	Primary	3/2012 - 11/2016	Europe	2,135,585
Doughty Hanson & Co III	Secondary	2/2012	Europe	1,247,410
FTV IV, L.P.	Primary	12/2012 - 12/2016	North America	8,100,000
Green Equity Investors VI, L.P.	Primary	11/2012 - 9/2016	North America	9,258,424
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 12/2016	North America	4,240,998
HgCapital 7 C, L.P.	Primary	12/2013 - 12/2016	Europe	5,573,277
Industri Kapital 1997 Limited Partnership III	Secondary	2/2012 - 6/2012	Europe	5,029
Permira Europe I	Secondary	3/2012	Europe	54,948
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 12/2016	North America	4,563,093
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 10/2016	North America	2,118,439
SPC Partners V, L.P.	Primary	7/2012 - 12/2016	North America	8,366,679
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 12/2016	North America	5,091,510
Vision Capital Partners IV, L.P.	Secondary	2/2012	Europe	1,723
Vision Capital Partners VII L.P.	Secondary	7/2012 - 4/2015	Europe	1,792,433
				69,008,815
Special Situations (12.86%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	3,000,000
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 12/2016	North America	5,165,285
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 12/2016	North America	4,625,061
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	2,703,883
Technology Venture Partners No. 3 Fund	Secondary	7/2012 - 2/2013	Oceania	34,238
				15,528,467
Venture Capital (26.64%)
Abingworth Bioventures II SICAV	Secondary	3/2012	Europe	16,112
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 12/2016	North America	1,834,394
Battery Ventures X, L.P.	Primary	6/2013 - 12/2016	North America	2,355,558
DFJ Growth 2013, L.P.	Primary	7/2013 - 12/2016	North America	7,808,521
Francisco Partners, L.P.	Secondary	4/2012	North America	174,445
Intersouth Partners V, L.P.	Secondary	3/2012	North America	76,940
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	799,672
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	552,994
InterWest Partners X, L.P.	Secondary	12/2011 - 7/2016	North America	1,763,581
JK&B Capital III, L.P.	Secondary	4/2012 - 7/2012	North America	22,795
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015	North America	4,796,276
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 10/2016	North America	7,381,669
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	128,176
Trinity Ventures XI, L.P.	Primary	4/2013 - 11/2016	North America	4,449,198
				32,160,331

Total Investments in Portfolio Funds (cost $96,668,820) (96.67%)				116,697,613
Other Assets & Liabilities (Net) (3.33%)				4,019,985
Members’ Equity - Net Assets (100.00%)				$120,717,598

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at December 31, 2016 aggregated $96,668,820. Total fair value of illiquid and restricted securities at December 31, 2016 was $116,697,613 or 96.67% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at December 31, 2016 for federal income tax purposes aggregated $84,806,380. The net unrealized appreciation for federal income tax purposes was estimated to be $31,891,233. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $33,485,114 and $1,593,881, respectively.
(E)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

Excelsior Private Markets Fund II (Master), LLC (the “Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Sub-Adviser general responsibility for determi0ning the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at net asset value (“NAV”) are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-07, investments in Portfolio Funds valued using the practical expedient with a fair value of $116,697,613 are excluded from the fair value hierarchy as of December 31, 2016.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market.”

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2016 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund II (TI), LLC

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President
(Principal Executive Officer)

Date: March 1, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: March 1, 2017